Interim Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 1,101		$ 2,444	$ 4,405		$ 5,862	$ 8,290
Other comprehensive income, net of tax:
Foreign currency translation adjustments	71			71
Unrealized change in investment securities, net of tax effect $17	19		124	(49)		304	150
Reclassification adjustments for losses (profit) of investment securities, net of tax effect of $20	(11)		4	(62)		4	69
Cash flow hedging derivatives, net of tax effect of $287	402			861			259
Reclassification adjustments for Loss (income) of hedging derivatives, net of tax effect of $163	(216)	[1]		(489)	[1]		(40)
Total other comprehensive income net of tax	265		128	332		308	438
Total comprehensive income	$ 1,366		$ 2,572	$ 4,737		$ 6,170	$ 8,728

[1]	Reclassified mainly into cost of revenue